Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

	2016	2017
	RMB	RMB

Within one year	93,185	119,484
After one year but not more than five years	150,467	172,452
Later than five years	-	1,823

	243,652	293,759

Capital expenditure contracted for at the end of the year but not yet incurred	Capital expenditure contracted for at the end of the year but not yet incurred is as follows:
	2016	2017
	RMB	RMB

Purchase of automobiles	499,822	503,903

	499,822	503,903